Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Disposals And Nonoperating Items [Abstract]
Summary of Disposals and Other Non-operating Items

	2019 £m	2018 £m	2017 £m
Revaluation of investments	25	(11)	5
Gain/(loss) on disposal of businesses and assets held for sale	26	(22)	10
Net gain/(loss) on disposals and other non-operating items	51	(33)	15